Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Receivable [Abstract]
Notes Receivable
8.	Notes Receivable

The table below sets forth information relating to Bluegreen’s notes receivable (in thousands):

	September 30,	December 31,
	2011	2010
Notes receivable, gross	$642,026	712,145
Purchase accounting adjustments	(32,584)	(43,778)

Notes receivable, net of purchase accounting adjustments	609,442	668,367
Allowance for loan losses	(75,042)	(93,398)

Notes receivable, net	$534,400	574,969

Included in the table above are notes receivable which for accounting purposes are treated as having been acquired by BFC based on our November 2009 acquisition of approximately 7.4 million shares of Bluegreen’s Common Stock giving us a controlling interest in Bluegreen. In accordance with applicable accounting guidance for Loans and Debt Securities Acquired with Deteriorated Credit Quality, BFC has elected to recognize interest income on these notes receivable using the expected cash flow method. BFC treated expected prepayments consistently in determining its cash flow which it anticipates to collect, such that the non-accretable difference is not affected and the difference between actual prepayments and expected prepayments shall not affect the non-accretable difference. The assumption for prepayment rates was derived from Bluegreen’s historical performance information for its off-balance sheet securitizations and ranges from 4% to 9%. As of September 30, 2011 and December 31, 2010, the outstanding contractual unpaid principal balances of these notes receivable were $208.7 million and $250.6 million, respectively. As of September 30, 2011 and December 31, 2010, the carrying amounts of these notes receivable were $176.1 million and $206.9 million, respectively.

The carrying amount of these notes is included in the balance sheet amounts of notes receivable at September 30, 2011 and December 31, 2010. The following is a reconciliation of accretable yield as of September 30, 2011 and December 31, 2010 (in thousands):

Accretable Yield

	September 30,	December 31,
	2011	2010
Balance at December 31, 2010	$85,906	102,665
Accretion	(30,759)	(29,065)
Reclassification from nonaccretable yield	23,955	12,306

Balance at September 30, 2011	$79,102	85,906

All of Bluegreen’s vacation ownership interests (“VOIs”) notes receivable bear interest at fixed rates. The weighted-average interest rate charged on loans secured by VOIs was 15.4% and 15.2% at September 30, 2011 and December 31, 2010, respectively. The weighted-average interest rate charged on notes receivable secured by home sites was 7.9% at September 30, 2011 and 7.8% at December 31, 2010. The majority of Bluegreen’s notes receivable secured by homesites bear interest at variable rates.

Bluegreen’s VOI notes receivable are generally secured by properties located in Florida, Louisiana, Nevada, New Jersey, Michigan, Missouri, Pennsylvania, South Carolina, Tennessee, Virginia, Wisconsin, and Aruba. The majority of Bluegreen Communities notes receivables are secured by home sites in Georgia, Texas, and Virginia.

Allowance for uncollectible notes receivable

The table below sets forth the activity in the allowance for uncollectible notes receivable during the nine months ended September 30, 2011 (in thousands):

Balance at December 31, 2010 (a)	$93,398
Provision for loan losses	17,813
Write-offs of uncollectible receivables	(36,169)

Balance at September 30, 2011	$75,042

(a)	Allowance for uncollectible notes receivable represents the amount attributable to new loan originations subsequent to the date of our acquisition of a controlling interest in Bluegreen on November 16, 2009.

Bluegreen holds large amounts of homogeneous VOI notes receivable and assesses uncollectibility based on pools of receivables. In estimating future credit losses, Bluegreen does not use a single primary indicator of credit quality but instead evaluates its VOI notes based upon a combination of factors including a static pool analysis, the aging of the respective receivables, current default trends, prepayment rates by origination year, and the FICO scores of the borrowers at the time of origination.

The following table shows the aging of Bluegreen’s VOI notes receivable as of September 30, 2011 and December 31, 2010 (dollars in thousands):

	September 30,	December 31,
	2011	2010
Current	$600,343	655,304
30-59 days	9,483	12,063
60-89 days	6,798	10,228
90 days and over	19,321	27,785
Purchase accounting adjustments	(32,584)	(43,778)

Notes receivable, net of purchase accounting adjustments	603,361	661,602
Allowance for loan losses	(75,042)	(93,398)

Notes receivable, net	$528,319	568,204

11.	Notes Receivable

The table below sets forth information relating to Bluegreen’s notes receivable (in thousands):

	December 31,	December 31,
	2010	2009

Notes receivable, gross	$712,145	356,133
Purchase accounting adjustments	(43,778)	(72,502)

Notes receivable, net of purchase accounting adjustments	668,367	283,631
Allowance for loan losses	(93,398)	(3,986)

Notes receivable, net	$574,969	279,645

Included in the table above are notes acquired through our November 2009 acquisition of approximately 7.4 million shares giving us a controlling interest in Bluegreen as discussed in Note 4 to these audited consolidated financial statements. In accordance with applicable accounting guidance “Loans and Debt Securities Acquired with Deteriorated Credit Quality”, the Company has elected to recognize interest income on these notes receivable using the expected cash flows method. The Company treated expected prepayments consistently in determining its cash flows expected to be collected, such that the non-accretable difference is not affected and the difference between actual prepayments and expected prepayments shall not affect the non-accretable difference. The assumption for prepayment rates was derived from Bluegreen’s historical performance information for its off-balance sheet securitizations and ranges from 4% to 9%. As of December 31, 2010 and 2009, the outstanding contractual unpaid principal balance of the acquired notes was $250.6 million and $343.8 million, respectively. As of December 31, 2010 and 2009, the carrying amount of the acquired notes was $206.9 million and $271.3 million, respectively.

The carrying amount of the acquired notes is included in the balance sheet amounts of notes receivable at December 31, 2010. The following is a reconciliation of accretable yield as of December 31, 2010:

Accretable Yield

Balance at December 31, 2009	$102,665
Increase in cash flows expected	—
Accretion	(29,065)
Reclassifications from nonaccretable difference	12,306

Balance at December 31, 2010	$85,906

All of Bluegreen’s vacation ownership interests (“VOIs”) notes receivable, which comprise the majority of the notes receivable, bear interest at fixed rates. The weighted-average interest rate charged on loans secured by VOIs was 15.2% and 14.8% at December 31, 2010 and 2009, respectively. The majority of Bluegreen’s notes receivable secured by home sites bear interest at variable rates. The weighted-average interest rate charged on notes receivable secured by home sites was 7.8% and 8.8% at December 31, 2010 and 2009, respectively.

Bluegreen’s VOI notes receivable are generally secured by properties located in Florida, Louisiana, Nevada, New Jersey, Michigan, Missouri, Pennsylvania, South Carolina, Tennessee, Virginia, Wisconsin, and Aruba. The majority of Bluegreen Communities notes receivables are secured by home sites in Georgia, Texas, and Virginia.

Future contractual principal payments on Bluegreen notes receivable during each of the five years subsequent to December 31, 2010, and thereafter are set forth below (in thousands):

As of December 31, 2010
2011	$80,284
2012	82,129
2013	89,486
2014	95,928
2015	99,282
Thereafter	265,036

712,145
Allowance for loan losses	(93,398)

Notes receivable, net of allowance	618,747
Purchase accounting adjustments	(43,778)

Total	$574,969

Allowance for uncollectible notes receivable

Bluegreen holds large amounts of homogeneous VOI notes receivable and assesses uncollectibility based on pools of receivables. In estimating future credit losses, Bluegreen does not use a single primary indicator of credit quality but instead evaluates its VOI notes based upon a combination of factors including its static pool analysis, the aging of the respective receivables, current default trends and prepayment rates by origination year, and the FICO scores of the buyers.

The table below sets forth the activity in the allowance for uncollectible notes receivable during the year ended December 31, 2010 (in thousands):

Balance at December 31, 2009 (a)	$3,986
One-time impact of the amendment to the accounting guidance for transfer of financial assets and the amendment to the accounting guidance for the consolidation of VIE (see Note 5)	86,252
Provision for loan losses	46,059
Write-offs of uncollectible receivables	(42,899)

Balance at December 31, 2010	$93,398

(a)	Allowance for uncollectible notes receivable represents amount attributable to new loan originations subsequent to the date of our acquisition of a controlling interest in Bluegreen (November 16, 2009).

The following table shows the aging of Bluegreen’s VOI notes receivable as of December 31, 2010 and 2009 (dollars in thousands):

	2010	2009
Current	$655,304	$326,218
31-60 days	12,063	6,633
61-90 days	10,228	4,981
Over 91 days	27,785	13,400
Purchase accounting adjustments	(43,778)	(72,502)

Notes receivable net of purchase accounting adjustments	661,602	278,730
Allowance for loan losses	(93,398)	(3,986)

Total	$568,204	$274,744